Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2016
Deferred Policy Acquisition Costs
(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063

During 2016, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in amortization for DAC of $190 million and decrease in amortization for other related balances of $15 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.